Label	Element	Value
Innovator Equity Defined Protection ETF® - 2 Yr to April 2026 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $9.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	113.30%
Innovator Equity Defined Protection ETF® - 2 Yr to April 2026 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $523.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Innovator Equity Defined Protection ETF® - 2 Yr to April 2026 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $617.22 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(14.20%)